Share-based compensation - Voyager's share-based awards (Details) - Voyager Incentive Plan - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards			19,647,161
Share-based compensation expense			¥ 103,312	¥ 146,230	¥ 204,227
Contractual term of share-based awards		7 years
Incremental share-based compensation expenses on modification of terms of awards	¥ 3,491
Tranche one
Share based compensation
Vesting percentage of share-based awards	25.00%
Tranche two
Share based compensation
Vesting percentage of share-based awards	6.25%
Minimum
Share based compensation
Vesting period of share-based awards		4 years
Minimum | Tranche one
Share based compensation
Vesting percentage of share-based awards		25.00%
Minimum | Tranche two
Share based compensation
Vesting percentage of share-based awards		25.00%
Maximum
Share based compensation
Vesting period of share-based awards		5 years
Maximum | Tranche one
Share based compensation
Vesting percentage of share-based awards		20.00%
Maximum | Tranche two
Share based compensation
Vesting percentage of share-based awards		20.00%